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                              MetLife Advisers, LLC

                                                        Jack P. Huntington
                                                        Counsel
                                                        (617) 578-3057
                                                        jphuntington@metlife.com

September 19, 2005

BY EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Re: Tactical Growth and Income Stock Account for Variable Annuities (File No. 811-05090)
     Tactical Short-Term Bond Account for Variable Annuities
     (File No. 811-05089)
     Tactical Aggressive Stock Account for Variable Annuities
     (File No. 811-05091)
     (Each, an "Account," and together, the "Accounts")

Ladies and Gentlemen:

On behalf of each Account, please find enclosed for filing via EDGAR pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the "1934 Act") a definitive proxy statement on Schedule 14A.

In connection with this filing, each Account acknowledges that: (1) the Account is responsible for the adequacy and accuracy of the disclosure in its filing;
(2) staff comments or changes to disclosure in response to staff comments in its filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; (3) the Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Accounts plan to begin mailing the definitive proxy statement to unitholders on or about September 19, 2005.

Please contact the undersigned at (617) 578-3057 with any questions or comments concerning this filing.

Very truly yours,

/s/ Jack P. Huntington
----------------------
Jack P. Huntington

                   501 Boylston Street . Boston, MA 02116-3700
                                  617 578-2000